Accounts Receivable	6 Months Ended
Jun. 30, 2024
Accounts Receivable
Accounts Receivable

4.  Accounts Receivable

Accounts receivable from contracts with customers consisted of the following:

	June 30,	December 31,
	2024	2023

	(in US$’000)
Accounts receivable—third parties	156,931	115,169
Accounts receivable—a related party (Note 15(ii))	10	1,896
Allowance for credit losses	(25)	(171)
Accounts receivable, net	156,916	116,894

Substantially all accounts receivable are denominated in RMB, US$ and HK$ and are due within one year from the end of the reporting period. The carrying values of accounts receivable approximate their fair values due to their short-term maturities.

An aging analysis for accounts receivable—third parties based on the relevant invoice dates is as follows:

	June 30,	December 31,
	2024	2023

	(in US$’000)
Not later than 3 months	138,947	96,057
Between 3 months to 6 months	12,165	11,507
Between 6 months to 1 year	4,720	6,439
Later than 1 year	1,099	1,166
Accounts receivable—third parties	156,931	115,169

Movements on the allowance for credit losses:

	2024	2023

	(in US$’000)
As at January 1	171	60
Increase in allowance for credit losses	25	150
Decrease in allowance due to subsequent collection	(168)	(17)
Exchange difference	(3)	(4)
As at June 30	25	189